Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$150,200
Ordinary shares issued	28,600
Total purchase consideration	$178,800

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,678
Cash consideration	(150,200)
Net cash outflow	$(148,522)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group finalized its purchase price allocation in the first quarter 2019. The Group recognized the following assets and liabilities upon acquisition of Stadium Goods (in thousands):

2019
Intangible assets	$2,049
Brand name	117,300
Tangible assets	319
Right-of-use assets	2,802
Other non-current assets	243
Inventory	541
Net working capital (excluding inventory)	(3,642)
Non-current liabilities	(14,465)
Total net identified assets acquired	105,147
Goodwill	73,653
Net assets acquired	$178,800

Toplife
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):
2019
Cash consideration	$48,503
Total purchase consideration	$48,503

Summary of Assets and Liabilities Recognized upon Acquisition	Details of the purchase price allocation is below (in thousands):

2019
Tangible assets	$17
Inventory	131
Current liabilities	(1,605)
Level 1 access button	9,058
Total net identified assets acquired	7,601
Goodwill	40,902
Net assets acquired	$48,503

Curiosity China
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the total purchase consideration, the net assets acquired and goodwill are as follows (in thousands):
2019
Cash consideration	$9,000
Total purchase consideration	$9,000

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$409
Cash consideration	(9,000)
Net cash outflow	$(8,591)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group finalized its purchase price allocation in the fourth quarter of 2019. The Group recognized the following assets and liabilities upon acquisition of CuriosityChina (in thousands):

2019
Tangible assets	$78
Current assets	1,879
Current liabilities	(1,005)
Customer relationships	3,878
Backlog	202
Technology	2,059
Deferred tax liability	(921)
Total net identified assets acquired	6,170
Goodwill	3,039
Total net identified assets acquired and goodwill	9,209
Non-controlling interest	(209)
Net assets acquired	$9,000

New Guards
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the total purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$358,910
Ordinary shares issued	280,705
Ordinary shares to be issued	69,284
Total purchase consideration	$708,899

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$102,835
Cash consideration	(358,910)
Net cash outflow	$(256,075)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon acquisition of New Guards (in thousands):

2019
Intangible assets	$1,382
Brand name	830,150
Tangible assets	2,714
Right-of-use assets	10,727
Deferred tax assets	3,451
Other non-current assets	2,694
Inventory	36,757
Net working capital (excluding inventory)	32,027
Non-current liabilities	(13,698)
Deferred tax liabilities	(231,729)
Total net identified assets acquired	674,475
Goodwill	192,831
Total net identified assets acquired and goodwill	867,306
Non-controlling interest	(158,407)
Net assets acquired	$708,899

Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):
2020
Cash consideration	$12,142
Purchase consideration	$12,142

Summary of Net cash Inflow Arising on Acquisition
2020
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$126
Cash consideration	(12,142)
Net cash outflow	$(12,016)

Summary of Assets and Liabilities Recognized upon Acquisition

2020
Intangible assets	$127
Brand name	4,699
Tangible assets	1,365
Right-of-use assets	858
Other non-current assets	720
Inventory	3,374
Net working capital (excluding inventory)	(2,175)
Non-current liabilities	(5,224)
Deferred tax liability	(1,311)
Total net identified assets acquired	2,433
Goodwill	10,674
Total net identified assets acquired and goodwill	13,107
Non-controlling interest	(965)
Net assets acquired	$12,142